Share capital (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 29, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Number of shares authorised	100,000,000	100,000,000	100,000,000
[custom:NumberOfSharesAuthorisedEuro-0]	1,000,000	1,000,000	1,000,000
Number of shares issued	25,000,000	20,000,000	12,258,458	12,258,458	0
[custom:NumberOfSharesIssuedEuro-0]	250,000	200,000	122,585